Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt discount	$ 0	$ 39,492	$ 140,633
Temporary equity, shares outstanding	331,331	331,331	331,331
Preferred stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	2,253,056	0	0
Preferred stock, shares outstanding	2,253,056	0	0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	24,167,257	24,167,257	24,167,257
Common stock, shares outstanding	24,167,257	24,167,257	24,167,257
Debt discount			$ 216,692
Larkspur Health Acquisition Corp [Member]
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Larkspur Health Acquisition Corp [Member] | Common Class A [Member]
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	320,272	317,600
Common stock, shares outstanding	320,272	317,600
Common stock subject to possible redemption (in Dollars per share)	7,767,159	7,500,000
Common stock subject to possible redemption per share (in Dollars per share)	$ 10.10	$ 10.10
Larkspur Health Acquisition Corp [Member] | Common Class B [Member]
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	1,941,790	2,156,250
Common stock, shares outstanding	1,941,790	2,156,250
Shares Subject To Forfeiture		281,250